Segment information (Tables)	6 Months Ended
Jun. 30, 2020
Segment information
Schedule of segment information and reconciliation of segment adjusted EBITDA to group loss for the period

Three months ended June 30

in EUR k	Three months ended June 30, 2019
	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	4,568	6,638	—	11,206

Adjusted EBITDA	3,217	530	(6,185)	(2,438)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	172	227	—	399
Additions to intangible assets	1,018	—	985	2,003

Other segment information
Depreciation and amortization	257	561	635	1,453
Research and development expenses	—	—	2,407	2,407

in EUR k	Three months ended June 30, 2020
	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	3,940	5,779	—	9,719

Adjusted EBITDA	1,799	(824)	(8,395)	(7,420)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	301	2,073	1,249	3,623
Additions to intangible assets	1,852	—	922	2,774

Other segment information
Depreciation and amortization	389	617	1,342	2,348
Research and development expenses	—	—	3,119	3,119

Six months ended June 30

	Six months ended June 30, 2019
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	8,698	13,223	—	21,921

Adjusted EBITDA	6,161	541	(10,005)	(3,303)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	179	247	414	840
Additions to intangible assets	1,786	—	1,330	3,116

Other segment information
Depreciation and amortization	513	1,085	1,252	2,849
Research and development expenses	—	—	4,108	4,108

	Six months ended June 30, 2020
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	8,490	13,334	—	21,824

Adjusted EBITDA	4,407	(737)	(16,107)	(12,437)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	301	2,890	1,836	5,027
Additions to intangible assets	2,854	—	1,111	3,965

Other segment information
Depreciation and amortization	1,071	1,161	2,200	4,432
Research and development expenses	—	—	5,810	5,810

Reconciliation of segment Adjusted EBITDA to Group loss for the period

For the three months ended June 30	2019	2020
Reported segment Adjusted EBITDA	3,747	975
Corporate expenses	(6,185)	(8,395)
	(2,438)	(7,420)
Share-based payment expenses	(2,195)	(336)
Depreciation and amortization	(1,453)	(2,348)
Operating loss	(6,085)	(10,104)
Financial costs, net	(207)	(256)
Income taxes benefit	11	—
Loss for the three months ended June 30	(6,281)	(10,360)

For the six months ended June 30	2019	2020
Reported segment Adjusted EBITDA	6,702	3,670
Corporate expenses	(10,005)	(16,107)
	(3,303)	(12,437)
Share-based payment expenses	(4,828)	(1,393)
Depreciation and amortization	(2,849)	(4,432)
Operating loss	(10,980)	(18,262)
Financial costs, net	(419)	(705)
Income taxes expenses	(163)	(129)
Loss for the six months ended June 30	(11,562)	(19,096)